Explanatory notes to the consolidated statements of cash flows - additional information (Details) $ in Millions					1 Months Ended		4 Months Ended	12 Months Ended
	Nov. 13, 2018 EUR (€)	Nov. 13, 2018 USD ($)	Feb. 24, 2017 EUR (€)	Feb. 24, 2017 USD ($)	Jul. 31, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	May 02, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)
Cash flows from operating activities:
Cash flows from (used in) operating activities								€ 10,462,000,000		€ 9,948,000,000	€ 10,385,000,000
Net profit from continuing operations								2,700,000,000		3,330,000,000	3,291,000,000
Amortization and depreciation								5,445,000,000		5,507,000,000	5,474,000,000
Impairment loss								1,589,000,000		297,000,000	219,000,000
Adjustments for deferred tax expense								864,000,000		457,000,000	1,075,000,000
Change in provisions								(1,744,000,000)		842,000,000	464,000,000
Charge recognized for U.S. diesel emission matters										748,000,000
Cash flows (used in)/from operating activities - discontinued operations								(308,000,000)		484,000,000	705,000,000
Increase (decrease) in working capital								1,869,000,000		1,035,000,000	458,000,000
Change in trade payables								(2,020,000,000)		1,240,000,000	(937,000,000)
Change in inventories								(1,017,000,000)		(1,399,000,000)	1,596,000,000
Change in trade receivables								100,000,000		19,000,000	(157,000,000)
Net change in other receivables and payables								1,268,000,000		1,213,000,000	(358,000,000)
Other non-cash items								1,541,000,000		129,000,000	(197,000,000)
Dividends received								156,000,000		75,000,000	102,000,000
Interest paid								860,000,000		1,024,000,000	1,190,000,000
Interest received								325,000,000		308,000,000	299,000,000
Income taxes paid (refund)								341,000,000		750,000,000	533,000,000
Investments accounted for using equity method, revaluation										240,000,000	400,000,000
Labor agreement, total lump sum payment to employees								446,000,000	$ 499
Cash outflow for leases								381,000,000
Cash flows used in investing activities:
Cash flows from (used in) investing activities								(2,985,000,000)		(6,738,000,000)	(9,296,000,000)
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets								8,385,000,000		5,392,000,000	8,105,000,000
Cash flows used in investing activities - discontinued operations								(155,000,000)		(632,000,000)	(570,000,000)
Portion of consideration paid (received) consisting of cash and cash equivalents							€ (5,774,000,000)
Cash and cash equivalents								15,014,000,000		12,450,000,000
Net change in receivables from financing activities								336,000,000		(676,000,000)	(836,000,000)
Proceeds from sales of investments other than investments accounted for using equity method											144,000,000
Cash flows used in financing activities:
Cash flows from (used in) financing activities								5,827,000,000		2,785,000,000	4,473,000,000
Dividends paid, classified as financing activities								3,056,000,000		1,000,000	1,000,000
Brazil Loans
Cash flows used in financing activities:
Repayments of borrowings			€ 684,000,000
FCA US Tranche B Term Loan Due 2018
Cash flows used in financing activities:
Repayments of borrowings	€ 893,000,000	$ 1,009	1,721,000,000	$ 1,826
Medium Term Note Due March 15, 2018
Cash flows used in financing activities:
Extinguishment of debt principal amount						€ 1,250,000,000				1,250,000,000
Medium Term Note Due July 9, 2018
Cash flows used in financing activities:
Extinguishment of debt principal amount					€ 600,000,000					600,000,000
Other long-term debt
Cash flows used in financing activities:
Repayments of borrowings			€ 889,000,000
Medium Term Note Due March 23, 2017
Cash flows used in financing activities:
Extinguishment of debt principal amount											850,000,000
Medium Term Note Due June 12, 2017
Cash flows used in financing activities:
Extinguishment of debt principal amount											1,000,000,000
Medium Term Note Due November 22, 2017
Cash flows used in financing activities:
Extinguishment of debt principal amount											385,000,000	SFr 450,000,000
Two notes issued under MTN Programme
Cash flows used in financing activities:
Extinguishment of debt principal amount								1,480,000,000
U.S. Diesel Emissions Provision [Domain]
Cash flows from operating activities:
Settlement, other provisions								500,000,000
North America
Cash flows from operating activities:
Impairment loss										16,000,000
Financing activities [Member]
Cash flows from operating activities:
Cash outflow for leases								299,000,000
Operating activities [Member]
Cash flows from operating activities:
Cash outflow for leases								82,000,000
Extraordinary Dividend [Domain]
Cash flows used in financing activities:
Dividends paid, classified as financing activities								2,038,000,000
Capitalised development expenditure
Cash flows used in investing activities:
Additions other than through business combinations, intangible assets other than goodwill								€ 2,889,000,000		€ 2,079,000,000	€ 2,431,000,000